Description of Business and Basis for Preparation - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Schedule of new standards and amendments to standards
New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2020, and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

Standard / interpretation
Revised Conceptual Framework for Financial Reporting	Amendments to 'References to Conceptual Framework in IFRS Standards'
Amendments to IFRS 3	Amendments to 'Definition of a Business' - Clarifications
Amendments to IAS 1 and IAS 8	Amendments to 'Definition of Material' - Clarifications
Amendments to IFRS 9, IAS 39 and IFRS 7	Amendments to 'Interest Rate Benchmark Reform'

Reconciliation of operating lease commitments
Below is a reconciliation of the Group's operating lease commitments at December 31, 2018 and lease liabilities recognized on January 1, 2019:

in € thousands	January 1, 2019
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	2,261
Contracts not containing a lease	(874)
Operating lease commitments as of January 1, 2019	1,387
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	1,317